Restructuring Costs, Net - Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 1,400,000	$ 2,200,000
Charges	4,268,000	1,789,000	8,377,000	2,109,000
Usage			(7,500,000)	(2,700,000)
Ending Balance	2,300,000	1,600,000	2,300,000	1,600,000
Severance Costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			1,400,000	1,300,000
Charges			3,300,000	1,400,000
Usage			(2,400,000)	(1,200,000)
Ending Balance	2,300,000	1,500,000	2,300,000	1,500,000
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Charges				800,000
Usage				(800,000)
Ending Balance		0		0
Pension Curtailment and Settlements [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				900,000
Charges				(300,000)
Usage				(500,000)
Ending Balance		100,000		100,000
Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges			5,100,000	200,000
Usage			(5,100,000)	(200,000)
Ending Balance	$ 0	$ 0	$ 0	$ 0